MINERAL PROPERTIES, PLANT AND EQUIPMENT (Narrative) (Details)			1 Months Ended	12 Months Ended
	Jun. 05, 2017 USD ($) shares	Feb. 01, 2017 USD ($)	Oct. 31, 2016 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ha oz shares	Dec. 31, 2018 MXN ($)	Apr. 24, 2017	Sep. 13, 2016	Jul. 21, 2016	Dec. 31, 2014	Feb. 28, 2013
Statements Line Items
Acquisition costs for exploration and evaluation properties				$ 11,246,000	$ 11,334,000
Capital expenditure commitments				140,000
Royalty expense				1,653,000	1,740,000
Issued on acquistion of mineral properties, net					500,000
Share issuance costs				$ 640,000
Parral Properties [Member]
Statements Line Items
Issued on acquistion of mineral properties, net			$ 5,300,000
Issued on acquistion of mineral properties, net (shares) | shares			1,198,083
Share price			$ 4.39
Percentage of interests acquired									100.00%
Net smelter royalty				1.00%			1.00%
Exploration commitments				$ 2,000,000
Commitment, value of shares to be issued per million ounces of silver delineated				$ 200,000
Guanacevi, Mexico [Member]
Statements Line Items
Net proceeds royalty				3.00%			3.00%
Royalty expense				$ 926,000	1,022,000
El Cubo, Mexico [Member] | Oro Silver Resources Ltd [Member]
Statements Line Items
Issued on acquistion of mineral properties, net (shares) | shares						2,147,239
Percentage of interests acquired						100.00%
El Compas, Mexico [Member]
Statements Line Items
Assumed obligation, troy ounces of gold | oz						165
Lease liabilities				$ 90,000			$ 1,632,000
El Compas, Mexico [Member] | Veta Grande Properties [Member]
Statements Line Items
Issued on acquistion of mineral properties, net	$ 500,000
Issued on acquistion of mineral properties, net (shares) | shares	154,321
Share price	$ 3.24
Percentage of interests acquired								100.00%
El Compas, Mexico [Member] | Calicanto Properties [Member]
Statements Line Items
Percentage of interests acquired										100.00%
Net smelter royalty				3.00%			3.00%			3.00%
Payments for exploration and evaluation		$ 400,000		$ 45,000
El Compas, Mexico - 22 concessions [Member]
Statements Line Items
Net smelter royalty				1.50%			1.50%
El Compas, Mexico - six concessions [Member]
Statements Line Items
Net smelter royalty				3.00%			3.00%
Terronera (formerly San Sebastian), Mexico [Member]
Statements Line Items
Percentage of interests acquired												100.00%
Net smelter royalty												2.00%
Guadalupe Y Calvo, Mexico [Member]
Statements Line Items
Net smelter royalty											2.00%
El Compas - Zacatecas Mexico [Member]
Statements Line Items
Royalty expense				$ 29,000
Area of El compas project | ha						3,990